S000093217 [Member] Annual Fund Operating Expenses - Crossmark Large Cap Growth ETF - Crossmark Large Cap Growth ETF	Jul. 18, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.50%

[1]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.